Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant, and equipment
Balances and changes in property, plant, and equipment
	Weighted average useful life (years)	Balance as of 12/31/2023	Additions	Depreciation	Transfers (i)	Write-offs	Acquisition of subsidiaries (ii)	Balance as of 12/31/2024
Cost:
Land	-	607,152	12,968	‐	5,073	(15,569)	-	609,624
Buildings	31	1,646,996	8,904	‐	149,065	(61,770)	1,902	1,745,097
Leasehold improvements	15	1,292,998	37,867	‐	99,777	(15,300)	-	1,415,342
Machinery and equipment	11	3,530,184	143,782	‐	99,603	(16,382)	1,183	3,758,370
Automotive fuel/lubricant distribution equipment and facilities	14	3,361,637	80,317	‐	70,966	(327,319)	13,825	3,199,426
LPG tanks and bottles	8	1,006,398	116,503	‐	-	(37,114)	-	1,085,787
Vehicles	8	371,434	111,735	‐	(29,884)	(62,657)	5,257	395,885
Furniture and fixtures	8	212,640	12,649	‐	(154)	(3,965)	402	221,572
IT equipment	5	318,721	12,259	‐	(5,950)	(3,780)	-	321,250
Construction in progress	-	783,496	1,022,967	‐	(455,740)	(2,831)	‐	1,347,892
Advances to suppliers	-	32,557	19,834	‐	(6,558)	(867)	‐	44,966
Imports in progress	-	3,107	3,127	‐	(3,106)	‐	‐	3,128
		13,167,320	1,582,912	‐	(76,908)	(547,554)	22,569	14,148,339
Accumulated depreciation:
Buildings	‐	(536,518)	‐	(54,110)	4,126	28,014	(134)	(558,622)
Leasehold improvements	‐	(683,187)	‐	(75,957)	1,798	8,430	-	(748,916)
Machinery and equipment	‐	(2,147,842)	‐	(208,103)	1,776	6,612	(405)	(2,347,962)
Automotive fuel/lubricant distribution equipment and facilities	‐	(2,238,843)	‐	(164,248)	(7,870)	289,359	(1,082)	(2,122,684)
LPG tanks and bottles	‐	(605,298)	‐	(92,219)	-	27,449	-	(670,068)
Vehicles	‐	(181,511)	‐	(35,066)	35,776	26,792	(613)	(154,622)
Furniture and fixtures	‐	(130,117)	‐	(15,718)	642	2,784	(84)	(142,493)
IT equipment	‐	(254,952)	‐	(22,246)	8,136	3,387	-	(265,675)
		(6,778,268)	‐	(667,667)	44,384	392,827	(2,318)	(7,011,042)
Provision for impairment losses		(1,471)	(21)	‐	‐	161	‐	(1,331)
Net amount		6,387,581	1,582,891	(667,667)	(32,524)	(154,566)	20,251	7,135,966

(i) The remaining balance refers to R$ 22,348 transferred to right-of-use assets and R$ 10,176 transferred to intangible assets.

(ii) For further information, see Note 27.

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions	Depreciation	Transfers (i)	Write-offs	Acquisition of subsidiaries	Balance as of 12/31/2023
Cost:
Land	-	619,116	1,053	‐	3,316	(16,369)	36	607,152
Buildings	31	1,532,506	27,100	‐	198,398	(111,899)	891	1,646,996
Leasehold improvements	11	1,169,326	30,348	‐	90,557	(12,458)	15,225	1,292,998
Machinery and equipment	11	3,186,759	111,726	‐	133,554	(14,634)	112,779	3,530,184
Automotive fuel/lubricant distribution equipment and facilities	13	3,213,123	86,714	‐	143,010	(92,744)	11,534	3,361,637
LPG tanks and bottles	8	920,287	129,567	‐	431	(43,887)	-	1,006,398
Vehicles	8	325,094	24,661	‐	1,351	(9,473)	29,801	371,434
Furniture and fixtures	9	201,708	12,326	‐	1,649	(4,547)	1,504	212,640
IT equipment	5	303,023	19,787	‐	4,516	(10,750)	2,145	318,721
Construction in progress	-	694,726	650,828	‐	(567,114)	‐	5,056	783,496
Advances to suppliers	-	18,139	20,501	‐	(6,263)	‐	180	32,557
Imports in progress	-	902	2,205	‐	‐	‐		3,107
		12,184,709	1,116,816	‐	3,405	(316,761)	179,151	13,167,320
Accumulated depreciation:
Buildings		(591,812)	‐	(46,187)	‐	101,919	(438)	(536,518)
Leasehold improvements		(618,256)	‐	(71,139)	‐	8,858	(2,650)	(683,187)
Machinery and equipment		(1,926,954)	‐	(194,666)	‐	13,499	(39,721)	(2,147,842)
Automotive fuel/lubricant distribution equipment and facilities		(2,113,657)	‐	(181,233)	‐	60,982	(4,935)	(2,238,843)
LPG tanks and bottles		(557,260)	‐	(83,777)	‐	35,739	-	(605,298)
Vehicles		(154,177)	‐	(29,483)	‐	5,608	(3,459)	(181,511)
Furniture and fixtures		(118,438)	‐	(14,032)		3,052	(699)	(130,117)
IT equipment		(239,978)	‐	(23,721)		10,058	(1,311)	(254,952)
		(6,320,532)	‐	(644,238)	‐	239,715	(53,213)	(6,778,268)
Provision for impairment losses		(1,764)	(89)	‐	‐	382	‐	(1,471)
Net amount		5,862,413	1,116,727	(644,238)	3,405	(76,664)	125,938	6,387,581

(i) Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.

Construction in progress relates substantially to expansions, renovations, constructions and upgrade of the terminals’ assets, service stations and distribution bases.

Advances to suppliers are basically related to manufacturing of assets for expansion of terminals, distribution bases and acquisition of real estate.

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions	Depreciation	Transfers (i)	Write-offs	Acquisition of subsidiaries (see Note 27)	Balance as of 12/31/2022
Cost:
Land	-	610,294	‐	-	23,539	(14,717)	-	619,116
Buildings	32	1,486,721	20,020	-	73,744	(47,979)	-	1,532,506
Leasehold improvements	13	1,056,179	40,685	-	82,317	(9,855)	-	1,169,326
Machinery and equipment	12	3,024,577	99,477	-	70,150	(7,518)	73	3,186,759
Automotive fuel/lubricant distribution equipment and facilities	13	3,245,586	96,208	-	12,680	(141,351)	-	3,213,123
LPG tanks and bottles	9	840,931	94,356	-	-	(15,000)	-	920,287
Vehicles	9	288,239	33,452	-	8,050	(4,647)	-	325,094
Furniture and fixtures	9	168,092	34,905	-	5,140	(6,531)	102	201,708
IT equipment	5	330,375	24,069	-	2,053	(53,863)	389	303,023
Construction in progress	-	452,248	482,043	-	(239,082)	(483)	-	694,726
Advances to suppliers	-	14,281	35,887	-	(32,029)	-	-	18,139
Imports in progress	-	181	902	-	(181)	-	-	902
		11,517,704	962,004	‐	6,381	(301,944)	564	12,184,709

Accumulated depreciation:
Buildings	(585,846)	-	(42,195)	-	36,229	-	(591,812)
Leasehold improvements	(573,553)	-	(58,172)	606	12,863	-	(618,256)
Machinery and equipment	(1,758,401)	-	(175,567)	-	7,024	(10)	(1,926,954)
Automotive fuel/lubricant distribution equipment and facilities	(2,050,533)	-	(175,899)	(3)	112,778	-	(2,113,657)
LPG tanks and bottles	(498,310)	-	(69,860)	-	10,910	-	(557,260)
Vehicles	(133,149)	-	(23,713)	-	2,685	-	(154,177)
Furniture and fixtures	(112,288)	-	(11,496)	(603)	5,953	(4)	(118,438)
IT equipment	(269,534)	-	(23,933)	‐	53,526	(37)	(239,978)
	(5,981,614)	‐	(580,835)	‐	241,968	(51)	(6,320,532)
Provision for impairment losses:
Land	(146)	-	-	-	-	-	(146)
Leasehold improvements	(18)	(12)	-	-	-	-	(30)
Machinery and equipment	(1,289)	(27)	-	-	(250)	-	(1,566)
Automotive fuel/lubricant distribution equipment and facilities	(46)	-	-	-	24	-	(22)
	(1,499)	(39)	‐	‐	(226)	‐	(1,764)
	5,534,591	961,965	(580,835)	6,381	(60,202)	513	5,862,413

(i) Refers to R$ 1,070 transferred from intangible assets and R$ 5,311 transferred from right-of-use assets.